Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.   Investment Company Act file Number 811-09935
     Date of Notification:  August 23, 2002

2.   Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.   Address of principal executive office:

                        330 MADISON AVENUE, 31ST FLOOR
                           NEW YORK, NEW YORK 10017

4.   Check one of the following:

     A.     /X/    The notification pertains to a periodic repurchase offer
                   under paragraph (b) of Rule 23c-3.

     B.     /_/    The notification pertains to a discretionary repurchase
                   offer under paragraph (c) of Rule 23c-3.

     C.     /_/    The notification pertains to a periodic repurchase offer
                   under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By:  /s/ Dan I. Abrams
     Dan I. Abrams
     Chief Financial Officer and Treasurer